Tax matters - Schedule of tax recognized in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income
Items not reclassified to profit or loss	€ 115	€ 85	€ 358
Actuarial gains or (-) losses on defined benefit pension plans	63	172	302
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	4	(4)	20
Financial liabilities at fair value with changes in results attributable to changes in credit risk	48	(83)	36
Items that may be reclassified to profit or loss	(440)	54	(919)
Cash flow hedges	(207)	(205)	(732)
Changes in the fair value of debt instruments through other comprehensive income	(204)	261	(214)
Hedging instruments (items not designated)	3	0	0
Non-current assets held for sale	(32)	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	(2)	27
Total	€ (325)	€ 139	€ (561)